EARNINGS (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
EARNINGS (LOSS) PER ORDINARY SHARE	EARNINGS (LOSS) PER ORDINARY SHARE

	2022	2021	2020
			Restated
	US cents per share
Basic earnings (loss) per ordinary share	71	148	236
- Continuing operations	71	148	234
The calculation of basic earnings per ordinary share is based on profits attributable to equity shareholders of $297m (2021: $622m; 2020: restated $984m) and 420,197,062 (2021: 419,755,627; 2020: 419,033,516) shares being the weighted average number of ordinary shares in issue during the financial year.

- Discontinued operations	—	—	2
The calculation of basic earnings per ordinary share is based on profits attributable to equity shareholders of nil (2021: nil; 2020: $7m) and 420,197,062 (2021: 419,755,627; 2020: 419,033,516) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	71	148	236
- Continuing operations	71	148	234
The calculation of diluted earnings per ordinary share is based on profits attributable to equity shareholders of $297m (2021: $622m; 2020: restated $984m) and 420,869,866 (2021: 420,056,703; 2020: 419,481,450) shares being the diluted number of ordinary shares.

- Discontinued operations	—	—	2
The calculation of diluted earnings per ordinary share is based on profits attributable to equity shareholders of nil (2021: nil; 2020: $7m) and 420,869,866 (2021: 420,056,703; 2020: 419,481,450) shares being the weighted average number of ordinary shares in issue during the financial year.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2022	2021	2020
Ordinary shares	418,260,476	417,272,178	416,399,307
Fully vested options and currently exercisable(1)	1,936,586	2,483,449	2,634,209
Weighted average number of shares	420,197,062	419,755,627	419,033,516
Dilutive potential of share options	672,804	301,076	447,934
Diluted weighted average number of ordinary shares	420,869,866	420,056,703	419,481,450
(1)Employee compensation awards are included in basic earnings per share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
11    EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Dollars
Figures in millions	2022	2021	2020
			Restated
Headline earnings (loss) (4)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	297	622	991
Impairment loss on investment in joint venture (1)	1	—	—
Net (impairment reversal) impairment on held for sale assets (1)	—	—	(17)
Impairment on property, plant and equipment and right of use asset (1)	304	2	—
Taxation on impairment on property, plant and equipment and right of use asset	(58)	—	—
Derecognition of assets (1)	4	4	—
Loss on disposal of discontinued operations	—	—	80
Taxation on loss on disposal of discontinued operations	—	—	1
Profit on sale of joint ventures (1)	—	—	(19)
Net (profit) loss on disposal of tangible assets	(4)	(17)	2
Taxation on net (profit) loss on disposal of assets	—	1	—
	544	612	1,038
	US Cents
Headline earnings
Headline earnings per ordinary share (2)	129	146	248
Diluted headline earnings per ordinary share (3)	129	146	247
(1) Tax effect has not been disclosed as the tax is less than $1m or $nil.
(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.
(4) Headline earnings and headline earnings per share disclosure has been included due to Johannesburg Stock Exchange requirements.